Related Parties - Schedule of Loan Balances Outstanding (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Loan Balances Outstanding [Line Items]
Total loans from related parties		R$ 1,078	R$ 9,867
Pierre Schurmann [Member]
Schedule of Loan Balances Outstanding [Line Items]
Total loans from related parties	[1]		8,890
Aury Ronan Francisco [Member]
Schedule of Loan Balances Outstanding [Line Items]
Total loans from related parties	[2]		977
José Mário [Member]
Schedule of Loan Balances Outstanding [Line Items]
Total loans from related parties	[3]	R$ 1,078

[1]	Nuvini S.A. entered into two loan agreements with Schurmann during 2023. The first agreement entered into on February 13, 2023, in the principal amount of R$3.3 million with interest of 10 % per year and 100% of CDI, and with a maturity of 12 months. The second agreement entered into on July 3, 2023, in the principal amount of R$1.0 million interest equivalent to 23.25% per year, and term date of October 25, 2023. On October 30, 2024, all amounts payable under these loans, amounting to R$10.7 million, were converted into 1,629,180 Nuvini Holding Limited shares. As of December 31, 2024, Schurmann holds 44.1% of the issued shares.
[2]	This loan was received on September 3, 2021, from Aury Ronan Francisco, former CFO, in the amount of R$3.7 million. On September 29, 2021, the Group paid R$3.0 million of the principal amount, with the remaining R$0.7 million outstanding and payable within 6 months. Interest on the outstanding loan is calculated using a fixed rate of 3% per annum. Per the terms of the agreement, once the balance is paid, the Company will also include a penalty of 2% of the total value of the loan. This loan was settled and paid by the Company as of December 31, 2024.
[3]	On August 14, 2024, Nuvini S.A. entered into a loan agreement with Jose Mario, the Company’s Chief Operating Officer, in the principal amount of R$1.0 million with an interest equivalent to the SELIC rate plus rate of 10% per annum, and a 5% penalty on the value of the agreement if the loan payments become overdue. The loan agreement also provides for the right of conversion into shares for the value of the loan on the conversion date plus a 20% premium, at the discretion of lender. This loan remains unpaid as of December 31, 2024.